Schedule of other investments (Details) - Alps Life Science Inc [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
As at 1 April		$ 28,768
Disposal during year		(28,748)
Exchange difference		(20)
Other investments